Document and Entity Information	12 Months Ended
Feb. 20, 2013
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 21, 2013
Trading Symbol	PWR
Entity Registrant Name	QUANTA SERVICES INC
Entity Central Index Key	0001050915